PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Cash and cash equivalents	$ 26,192	$ 11,890	$ 37,942
Securities available-for-sale	111,167	103,806
Other	1,191	342
Total assets	475,579	360,501
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	696	2,505
Shareholders' equity	80,790	76,981	76,162
Total liabilities and shareholders' equity	475,579	360,501
Oconee Federal Financial Corp.
ASSETS
Cash and cash equivalents	1,566	4,109	$ 1,556
Securities available-for-sale		299
ESOP loan receivable	1,641	1,924
Other	822	433
Investment in banking subsidiary	77,124	70,517
Total assets	81,153	77,282
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	363	301
Shareholders' equity	80,790	76,981
Total liabilities and shareholders' equity	$ 81,153	$ 77,282